UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

  FORM 13F/A
                              AMENDMENT NO. 1

                            FORM 13F/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, WHICH REQUEST WAS GRANTED. DE NOVO EXTENSION OF SUCH CONFIDENTIAL
TREATMENT WAS NOT GRANTED.


               Report for the Quarter Ended December 31, 1999.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, New York 10017

13F File Number:    028-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         212-599-0090
Signature, Place, and Date of Signing:

  JEFFREY D. TANNENBAUM         New York, NY           November 8, 2001
  -------------------------     ------------------     ----------------
  Jeffrey D. Tannenbaum

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           6

Form 13F Information Table Value Total:           $104,962


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
AZTEC TECHNOLOGY PARTNERS COM      05480L101        922     202,000   SH             SOLE                 202,000
  INC
BUILDING ONE SVCS CORP    COM      120114103      8,654     916,950   SH             SOLE                 916,950
GARTNER GROUP             CL A     366651107     36,615   2,401,000   SH             SOLE               2,401,000
GARTNER GROUP             CL B     366651206     23,781   1,721,700   SH             SOLE               1,721,700
OGDEN CORP                COM      676346109     34,481   2,888,500   SH             SOLE               2,888,500
PRILGRIMS PRIDE CORP      CL A     721467207        509      79,000   SH             SOLE                  79,000
